Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating Activities:
Net loss	$ (258,617)	$ (211,173)	$ (251,410)	$ (179,579)
Adjustments to reconcile net loss to net cash (used) in / provided by operating activities:
Common stock issued for consulting services - amortization	33,882
Gain on change in warrant derivative	(5,190)
Non cash discount and interest expense on notes payable	69,035
Changes in operating assets and liabilities:
Trade accounts receivable	36,195	24,135	11,439
Inventories	29,549	9,599	(20,067)
Loan origination fee				(11,700)
Accounts payable and accrued expenses	(37,891)	26,273	40,447	(947)
Advance deposits	(13,357)	3,380	16,018	(2,661)
Sales taxes payable / (receivable)	(991)	10,850	11,568	(9,145)
Net cash used in operating activities	(147,385)	(136,936)	(192,005)	(204,031)
Investing Activities:
Net cash provided by investing activities
Financing Activities:
Due to related party - CEO	23,000		12,512
Loans related parties	31,175	40,000	40,000
Short term loan payable			87,046
Line of credit		79,450	54,250	165,500
Note payable financing	118,500
Net cash provided by financing activities	172,675	119,450	193,808	165,500
Net increase / (decrease) in cash	25,290	(17,486)	1,803	(38,531)
Cash, beginning of period	47,382	45,579	45,579	84,004
Cash, end of period	72,672	28,093	47,382	45,579
Supplemental disclosure of cash flow information
Cash paid for interest	10,526	9,895	20,744	4,326
Cash paid for taxes
Non-cash Operating and Financing Activities:
Issuance of common shares for services	117,500
Right of use asset and operating lease		$ 172,038